Employee Benefits (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Dec. 31, 2011 U.S. Pension Plan	Dec. 31, 2009 U.S. Pension Plan	Dec. 31, 2011 U.S. Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2010 U.S. Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2011 International Pension Plan	Dec. 31, 2010 International Pension Plan	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Global	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Global	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Fixed	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Fixed	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Annuities	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Annuities	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Real Estate	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Real Estate	Dec. 31, 2011 International Pension Plan Significant Unobservable (Level 3) Inputs Alternative investments	Dec. 31, 2010 International Pension Plan Significant Unobservable (Level 3) Inputs Alternative investments
Change in fair value of plan assets
Balance at the beginning of the period	$ 1,244	$ 1,153	$ 193	$ 138	$ 4,288	$ 3,753	$ 927	$ 746	$ 162	$ 145	$ 40		$ 380	$ 432	$ 127	$ 136	$ 218	$ 33
Actual return on plan assets
Relating to assets still held at the end of the year			(8)	1			38			20		2	35	(38)	3	9		7
Relating to assets sold during the year			1	8			1	4		2							1	2
Purchases, sales and settlements			5	35			88	212		10		38			2	(12)	86	176
Transfer in/(out) of Level 3				11			(160)		(162)		(40)				1		41
Foreign Exchange					8	(139)	5	(35)		(15)			4	(14)	1	(6)
Balance at the end of the period	$ 1,325	$ 1,153	$ 191	$ 193	$ 5,098	$ 4,288	$ 899	$ 927		$ 162		$ 40	$ 419	$ 380	$ 134	$ 127	$ 346	$ 218
Target asset allocations
Target allocation percentage for equity investments	49.00%				43.00%
Target allocation percentage for fixed income investments	30.00%				57.00%
Target allocation percentage for other investments	21.00%